Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ 91	$ 413	$ 231
Prepaid Expenses and Other Current Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap agreements	4	4
Currency forward contracts	4	2	4
Accrued Expense
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap agreements			4
Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Money market funds	83	407	227
Fair Value Measures Using Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	83	407	227
Fair Value Measures Using Level 1 | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Money market funds	83	407	227
Fair Value Measures Using Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	8	6	4
Fair Value Measures Using Level 2 | Prepaid Expenses and Other Current Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap agreements	4	4
Currency forward contracts	4	2	4
Fair Value Measures Using Level 2 | Accrued Expense
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap agreements			$ 4